Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000006776 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006776 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006776 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006776 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006776 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006776 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006781 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006781 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006781 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006781 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006781 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006781 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006782 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006782 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006782 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006782 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006782 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006782 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006783 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006783 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006783 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006783 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006783 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006783 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006785 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006785 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006785 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006785 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006785 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006785 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006787 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006787 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006787 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006787 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006787 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006787 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006788 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006788 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006788 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006788 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006788 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006788 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006777 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006777 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006777 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006777 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006777 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006777 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125404 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125404 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125404 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125404 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000125404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000125404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000125404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000125404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000125404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000125404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000125404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000125404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000125404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000125404 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000125404 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006789 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006789 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006789 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006789 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006789 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006789 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006789 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006789 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006789 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006789 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006789 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006789 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000006789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006790 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006790 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006790 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006790 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006790 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006790 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006790 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006790 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000006790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006791 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006791 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006791 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006791 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006791 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006791 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006791 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006791 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006791 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006791 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006791 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000006791 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006792 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006792 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006792 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006792 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006792 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006792 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006792 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006792 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006792 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006792 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006792 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000006792 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000068492 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068492 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068492 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068492 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068492 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068492 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068492 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068492 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068492 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068492 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068492 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068492 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068492 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068492 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068492 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068492 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068492 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068492 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000068492 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068492 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068492 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068492 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000068492 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000068493 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068493 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068493 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068493 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068493 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068493 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068493 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068493 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068493 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068493 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068493 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068493 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068493 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068493 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068493 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068493 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068493 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000068493 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068493 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068493 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068493 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000068493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000068494 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068494 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068494 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068494 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068494 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068494 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068494 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068494 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068494 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068494 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068494 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068494 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068494 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068494 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068494 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068494 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068494 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068494 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000068494 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068494 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068494 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068494 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000068494 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000068495 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068495 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068495 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068495 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068495 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068495 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068495 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068495 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068495 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068495 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068495 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068495 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000068495 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068495 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000068495 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000068496 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068496 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068496 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068496 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068496 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068496 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068496 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068496 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068496 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068496 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068496 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000068496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068496 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068496 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068496 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000068496 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%